Shareholder Report, Average Annual Return (Details) 197315_Pacer US Small Cap Cash Cows Growth Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	36 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer US Small Cap Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Small Cap Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent	31.51%	14.90%
Pacer US SmallCap Cash Cows Growth Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US SmallCap Cash Cows Growth Leaders Index
Average Annual Return, Percent	32.41%	15.70%
S&P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index
Average Annual Return, Percent	31.17%	21.19%
S&P SmallCap 600 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index
Average Annual Return, Percent	34.79%	16.14%